Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	Explanatory NoteThis amendment (the “Amendment”) amends and restates the definitive proxy statement on Schedule 14A (the “Proxy Statement”) filed by International Money Express, Inc. (the “Company”) with the U.S. Securities and Exchange Commission (the “SEC”) on April 30, 2025, in connection with the Company’s 2025 Annual Meeting of Stockholders (the “Annual Meeting”) to be held on Friday, June 20, 2025, at 11:00 a.m., Eastern Time, at 9100 South Dadeland Blvd., Suite 1100, Miami, FL 33156. The Company is filing this Amendment to: (i) clarify certain statements and correct certain inadvertent errors in Proposal Four of the Proxy Statement regarding the International Money Express, Inc. Amended and Restated 2020 Omnibus Equity Compensation Plan (“A&R 2020 Plan”), including (x) adding the second paragraph in Proposal Four to more clearly summarize the changes to the A&R 2020 Plan, (y) correcting the termination date of the A&R 2020 Plan, and (z) making other changes to certain statements in Proposal Four to be consistent with the terms of the A&R 2020 Plan;(ii) add an additional paragraph under the heading “Securities Trading Policy & Anti-Hedging and Anti-Pledging” to supplement the description of the Company’s securities trading policy that was set forth on page 24 of the Proxy Statement, and to include the required Inline XBRL tagging that was inadvertently omitted with respect thereto; and(iii) make certain other changes to clarify certain statements or correct inadvertent inconsistencies and typographic or stylistic errors in the Proxy Statement.Other than as described above, no other changes have been made to the Proxy Statement. From and after the date of this Amendment, any references to the “Proxy Statement” are to the Proxy Statement as amended and restated by this Amendment. This Amendment should be read in conjunction with the other proxy materials previously made available to stockholders in connection with the Annual Meeting.Voting InformationThe Board of Directors of the Company continues to seek the vote of Company stockholders on each of the proposals to be voted on at the Annual Meeting as recommended in the original filing. Proxies received since the mailing date of the Proxy Statement will continue to be voted as instructed unless otherwise revoked or changed by a subsequent proxy in the manner described in the Proxy Statement. If you have already submitted a proxy to vote your shares at the Annual Meeting and you do not wish to change your vote, you do not need to resubmit a new proxy.
Entity Information [Line Items]
Entity Registrant Name	INTERNATIONAL MONEY EXPRESS, INC.
Entity Central Index Key	0001683695